BASIC AND DILUTED NET EARNINGS PER SHARE (Tables)	12 Months Ended
Dec. 31, 2020
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Net Earnings Per Share
	Year ended December 31,
	2020	2019	2018
Numerator:

Income attributable to Magal shareholders'	$202	$1,717	$2,722

Denominator:

Denominator for basic net earnings per share weighted-average number of shares outstanding	23,154,422	23,129,394	23,040,436
Effect of diluting securities:
Employee stock options	-	15,346	247,315

Denominator for diluted net earnings per share - adjusted weighted average shares and assumed exercises	23,154,422	23,144,740	23,287,751